ACCOUNTS PAYABLE AND OTHER (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Current
Accounts payable	$ 755	$ 829
Accrued and other liabilities	872	919
Lease liabilities	42	44
Financial liabilities	65	122
Work in progress	354	382
Provisions and decommissioning liabilities	45	689
Liabilities associated with assets held for sale	0	5
Total current	2,133	2,990
Non-current
Accounts payable	104	81
Accrued and other liabilities	343	323
Lease liabilities	70	236
Financial liabilities	56	1,266
Work in progress	42	36
Provisions and decommissioning liabilities	233	344
Total non-current	$ 848	$ 2,286